Earnings Per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net Earnings to Common Shareholders
Basic EPS	$ 1,606	$ 1,506
Potential dilutive effect of stock options (Note 20)	0	0
Diluted EPS	$ 1,606	$ 1,506
Weighted Average Shares
Basic EPS (shares)	495.0	486.3
Potential dilutive effect of stock options (shares)	0.2	0.2
Diluted EPS (shares)	495.2	486.5
EPS
Basic (CAD per share)	$ 3.24	$ 3.10
Diluted (CAD per share)	$ 3.24	$ 3.10